SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
Fair value of financial liability recognized for shares delivered	€ 54,846
XJ Harbour HK Limited | SCHMID Technology Guangdong Co., Ltd.
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
Number of shares to be issued for acquisition of additional ownership in subsidiary			1,406,361
Consideration payable for acquisition of additional ownership interest in subsidiary			€ 30,000
Financial liability agreed to be settled through issuance of equity		€ 22,666
Fair value of financial liability recognized for shares delivered	54,846
Fair value of embedded derivative liability	€ 2,156